Amounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Amounts Receivable And Prepaid Expenses [Abstract]
Amounts receivable and prepaid expenses
4.	Amounts receivable and prepaid expenses

	As at December 31,	As at December 31,	As at December 31,
	2022	2021	2020
Prepaid insurance and deposits	$741,350	$709,575	$-
Receivable from Northern Data	492,825	911,200	-
Other receivable	-	187,529	161,919
	$1,234,175	$1,808,304	$161,919